ATA Creativity Global ("Parent Company") - Condensed Statements of Comprehensive Income (Loss) (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Operating expenses	¥ (171,455,118)	$ (26,276,647)	¥ (154,216,247)	¥ (68,672,509)
Foreign currency exchange gains (losses), net	(1,052,856)	(161,357)	51,476	960,188
Loss from continuing operations before income taxes	(110,853,584)	(16,989,055)	(141,261,615)	(68,053,474)
Income tax expense	10,268,836	1,573,768	7,149,119
Net income (loss) attributable to ATA Creativity Global	(92,198,032)	(14,129,966)	(122,253,989)	854,925,914
Comprehensive income (loss) attributable to ATA Creativity Global	(92,144,587)	(14,121,775)	(121,443,792)	843,488,505
ATA Creativity Global
Condensed Financial Statements Captions [Line Items]
Operating expenses	(10,748,782)	(1,647,323)	(6,928,823)	(4,963,891)
Provision for loan receivable	(3,943,902)	(604,429)	(11,843,167)
Investment income (loss)	(83,753,528)	(12,835,790)	(110,881,674)	852,782,280
Interest expense				(446)
Interest income	63,613	9,749	1,391,183	1,306,567
Foreign currency exchange gains (losses), net	(5)	(1)	1	(284,138)
Loss from continuing operations before income taxes	(98,382,604)	(15,077,794)	(128,262,480)	848,840,372
Net income (loss) attributable to ATA Creativity Global	(98,382,604)	(15,077,794)	(128,262,480)	848,840,372
Other comprehensive income (loss)	53,445	8,191	810,197	(11,437,409)
Comprehensive income (loss) attributable to ATA Creativity Global	¥ (98,329,159)	$ (15,069,603)	¥ (127,452,283)	¥ 837,402,963